OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 5 - OTHER CURRENT LIABILITIES

A. Consists of:
	As of December 31,
	2 0 1 2	2 0 1 1

Accrued salaries and fringe benefits	$4,824	$3,869
Accrued warranty costs (See B below)	1,994	2,044
Governmental institutions	1,356	1,066
Investment in financial instruments	-	402
Other	270	701
	$8,444	$8,082

B. Accrued warranty costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2012 and 2011:

	As of December 31,
	2 0 1 2	2 0 1 1

Balance as of beginning of year	$2,044	$2,347
Services provided under warranty	(2,100)	(2,518)
Changes in provision	2,050	2,215
Balance as of end of year	$1,994	$2,044